Label	Element	Value
Monetary Relief Payment Settelement Fund	teva_MonetaryReliefPaymentSettelementFund	$ 1,200,000,000
Annual Sales Of Abilify	teva_AnnualSalesOfAbilify	7,800,000,000
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	2,600,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	$ 2,800,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	teva_Civilpenaltyforeachallegedlyfalseclaimsubmittedrange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment.
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	$ 100,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	1,100,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	500,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	380,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	765,000,000
Nexium Settlement Payment	teva_NexiumSettlementPayment	24,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	500,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	1,000,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	340,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455,000,000
Annual Sales Of Namebda	teva_AnnualSalesOfNamebda	1,100,000,000
Annual Sales Of Namebda	teva_AnnualSalesOfNamebda	1,400,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	74,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	500,000,000
FTC Settelement Charge	teva_FTCSettelementCharge	$ 398,000,000